Earnings Per Share (Narrative) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares that were not included in the computation of diluted net earnings per share	84,708	84,708	677,666
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares that were not included in the computation of diluted net earnings per share	490,369	490,369	3,922,953